Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Pension Plans Defined Benefit [Member]	Jun. 30, 2011 Pension Plans Defined Benefit [Member]	Jun. 30, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]	Jun. 30, 2011 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 4	$ 3	$ 22	$ 1
Interest Cost			10	11	7	7
Expected Return on plan assets			(14)	(14)	0	0
Net periodic benefit costs			0	0	29	8
Actual contribution for the six months ended June 30, 2012	4
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Expected contribution for 2012		$ 5